DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2013
Discontinued Operations
DISCONTINUED OPERATIONS

4.	DISCONTINUED OPERATIONS

On April 26, 2013, Newcastle announced that its board of directors had formally declared the distribution of shares of common stock of New Residential Investment Corp. (“New Residential,” NYSE: NRZ), a then wholly owned subsidiary of Newcastle. Following the May 15, 2013 spin-off, New Residential is an independent, publicly traded REIT primarily focused on investing in residential mortgage related assets. The spin-off transaction was effected as a taxable pro rata distribution by Newcastle of all the outstanding shares of common stock of New Residential to the stockholders of record of Newcastle at close of business day as of May 6, 2013. The stockholders of Newcastle as of the record date received one share of New Residential common stock for each share of Newcastle common stock held.

On February 13, 2014, Newcastle completed the spin-off of New Media Investment Group Inc. (“New Media”), and established New Media as a separate, publicly traded company (NYSE:NEWM). The spin-off was effected as a taxable pro rata distribution by Newcastle of all of the outstanding shares of common stock it held of New Media to Newcastle’s common stockholders of record at the close of business on February 6, 2014. The distribution ratio was 0.0722 shares of New Media common stock for each share of Newcastle common stock.

As a result of the spin-offs, for all periods presented, the assets, liabilities and results of operations of those components of Newcastle’s operations that (i) were part of the spin-offs, and (ii) represent operations in which Newcastle has no significant continuing involvement, are presented separately in discontinued operations in Newcastle’s consolidated financial statements. These components are primarily related to media operations, Excess MSRs and consumer loans for the periods presented herein.

Assets and liabilities of discontinued operations were as follows:

	December 31,
	2013	2012
Assets
Property, plant and equipment, net of accumulated depreciation	270,188	—
Investments in excess mortgage servicing rights at fair value	—	245,036
Intangibles, net of accumulated amortization	145,400	—
Goodwill	126,686	—
Cash and cash equivalents	31,811	—
Restricted cash	6,477	—
Receivables and other assets	110,184	33
Total assets of discontinued operations	$690,746	$245,069

Liabilities
Credit facilities, media	182,016	—
Purchase price payable on investments in excess mortgage servicing rights	—	59
Accounts payable, accrued expenses and other liabilities	113,251	421
Total liabilities of discontinued operations	$295,267	$480

Results of operations from discontinued operations were as follows:

	Year Ended December 31,
	2013	2012	2011
Interest income	$15,095	$27,508	$1,260
Interest expense	1,591	—	—
Net interest income	13,504	27,508	1,260

Other Revenues
Advertising income	38,757	—	—
Circulation income	16,649	—	—
Commercial printing and other income	6,231	—	—
Rental income	—	—	136
Total other revenues	61,637	—	136
Other Income (Loss)
Change in fair value of investments in excess mortgage servicing rights	3,894	—	—
Change in fair value of investments in equity method investees	885	—	—
Equity income in Local Media Group	1,870	—	—
Equity from investments in equity method investees	18,286	—	—
Other income (loss), net	(2,415)	17,421	428
	22,520	17,421	428
Expenses
Property operating expenses	15	26	177
Media operating expenses	49,092	—	—
General and administrative expense	4,004	5,735	1,086
Depreciation and amortization	3,845	—	—
Income tax expense	1,062	—	—
	58,018	5,761	1,263
Income from discontinued operations, net of tax	$39,643	$39,168	$561